UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  June 9, 2000

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          38

Form 13F Information Table Value Total:          $276,672



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Albertsons                     com              013104104     7551   227085 SH       SOLE                    37375            189710
Baker Hughes Inc.              com              057224107     7020   219385 SH       SOLE                    36065            183320
BankAmerica Corp.              com              060505104     5605   130355 SH       SOLE                    21415            108940
Becton Dickinson               com              075887109     7885   274855 SH       SOLE                    45505            229350
Boeing                         com              097023105     7224   172765 SH       SOLE                    28365            144400
Chase Manhattan Bank           com              16161A108     7435   161413 SH       SOLE                    26504            134909
Chevron                        com              166751107     5581    65805 SH       SOLE                    12280             53525
Chubb                          com              171232101     7239   117705 SH       SOLE                    19395             98310
Cigna                          com              125509109    10853   116075 SH       SOLE                    19190             96885
Citigroup                      com              172967101    12210   202655 SH       SOLE                    33270            169385
Comerica, Inc. Com.            com              200340107     7157   159495 SH       SOLE                    26100            133395
Compaq                         com              204493100     8788   343775 SH       SOLE                    56485            287290
Conagra Inc                    com              205887102     6131   321610 SH       SOLE                    52855            268755
Deere & Co.                    com              244199105     6983   188720 SH       SOLE                    31085            157635
DuPont                         com              263534109     5428   124060 SH       SOLE                    20370            103690
Duke Energy Corporation        com              264399106     6999   124150 SH       SOLE                    20360            103790
Eastman Kodak                  com              277461109     7108   119470 SH       SOLE                    19640             99830
Emerson Electric               com              291011104     7822   129565 SH       SOLE                    21300            108265
Federal National Mtg. Assn.    com              313586109     6564   125770 SH       SOLE                    20620            105150
First Union Corp.              com              337358105     5336   215070 SH       SOLE                    35490            179580
FleetBoston  Financial Corpora com              339030108     7118   209360 SH       SOLE                    34400            174960
Heinz H J Co                   com              423074103     7486   171100 SH       SOLE                    28210            142890
Household International        com              441815107     7736   186125 SH       SOLE                    30505            155620
Interntl Paper                 com              460146103     4753   159430 SH       SOLE                    26235            133195
Kerr-McGee Corp.               com              492386107     7934   134620 SH       SOLE                    22120            112500
Kimberly-Clark Corp.           com              494368103     7346   128035 SH       SOLE                    21015            107020
Occidental Petroleum           com              674599105     8801   417860 SH       SOLE                    68760            349100
Phillips Petroleum             com              718507106      718    14170 SH       SOLE                                      14170
Schlumberger Ltd.              com              806857108     9756   130735 SH       SOLE                    21510            109225
St. Paul Company               com              792860108     8906   260995 SH       SOLE                    42895            218100
Texaco                         com              881694103     7702   144640 SH       SOLE                    23785            120855
Transocean Sedco Forex         com              G90078109    12352   231155 SH       SOLE                    38019            193136
USX Marathon Group Com.        com              902905827     7877   314300 SH       SOLE                    51720            262580
Union Pacific                  com              907818108     5881   158150 SH       SOLE                    25900            132250
Unocal                         com              915289102     7521   227050 SH       SOLE                    37230            189820
Wachovia Corp.                 com              929771103     5909   108920 SH       SOLE                    17865             91055
Washington Mutual              com              939322103     5087   176180 SH       SOLE                    28975            147205
Wells Fargo & Co.              com              949746101     6868   177250 SH       SOLE                    29120            148130